Intangible Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Schedule of intangible exploration and evaluation assets

The following table reconciles the changes in TransGlobe's exploration and evaluation assets:

($000s)	2019	2018
Balance, beginning of year	36,266	41,478
Additions to exploration and evaluation assets	5,377	9,288
Impairment loss	(7,937)	(14,500)
Balance, end of year	33,706	36,266